Property and equipment, net	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Property and equipment, net

Note 8 – Property and equipment, net

Property and equipment, net consist of the following:

	As of December 31, 2023	As of December 31, 2022

Office equipment	$76,285	$75,153
Leasehold improvement	2,250	2,217
Subtotal	78,535	77,370
Less: accumulated depreciation	(71,803)	(65,844)
Total	$6,732	$11,526

Depreciation expense for the years ended December 31, 2023, 2022 and 2021 amounted to $4,886, $5,499 and $5,008, respectively.